S000024145 [Member] Expense Example - MULTI-MANAGER GLOBAL REAL ESTATE FUND - MULTI-MANAGER GLOBAL REAL ESTATE FUND	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 84
Expense Example, with Redemption, 3 Years	298
Expense Example, with Redemption, 5 Years	531
Expense Example, with Redemption, 10 Years	$ 1,198